Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock lending [Member]
Disaggregation of Revenue [Line Items]
Total	$ 26,089,934	$ 56,052,479	$ 46,311,899
Margin financing [Member]
Disaggregation of Revenue [Line Items]
Total	29,962,306	23,226,972	22,162,271
Customer bank deposits [Member]
Disaggregation of Revenue [Line Items]
Total	61,476,142	61,679,840	19,082,384
Corporate bank deposits [Member]
Disaggregation of Revenue [Line Items]
Total	12,923,495	14,833,038	4,325,689
Interest and Other Related Income [Member]
Disaggregation of Revenue [Line Items]
Total	$ 130,451,877	$ 155,792,329	$ 91,882,243